Leases - Summary of Depreciation Charge of Right of Use Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Quantitative Information About Depreciation Charge Of Right Of Use Assets [Line Items]
Depreciation charge of right-of-use assets	¥ 283,645	¥ 427,358	¥ 591,201
Interest expense (included in finance costs)	15,800	27,934	42,268
Right-of-use assets [member]
Disclosure Of Quantitative Information About Depreciation Charge Of Right Of Use Assets [Line Items]
Depreciation charge of right-of-use assets	283,645	427,358	591,201
Interest expense (included in finance costs)	15,800	27,934	42,268
Expense relating to short-term leases (included in operation and servicing expenses; general and administrative expenses; technology and analytics expenses; and sales and marketing expenses)	59,897	47,873	37,376
Expense relating to leases of low-value assets (included in operation and servicing expenses; general and administrative expenses; technology and analytics expenses; and sales and marketing expenses)	¥ 5,770	¥ 14,527	¥ 25,548